Significant Accounting Policies - Intangible Assets and Goodwill (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($)	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 0	$ 0	$ 0
Goodwill impairment loss		$ 0	$ 0	$ 0
Contracts/Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	8 years
Contracts/Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	24 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Backlog
Finite-Lived Intangible Assets [Line Items]
Useful life	16 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years